UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2008
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  June G. Scanlon
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


       /s/ June G. Scanlon          Exton, PA           November 11, 2008
       -------------------      ------------------      -----------------
         June G. Scanlon           City, State                Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   58

          Form 13F Information Table Value Total:   $571,977 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 9/30/08
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102    20699   352317 SH       SOLE                   352317
                                                               105     1780 SH       OTHER                    1780
AT&T Inc.                      COM              00206R102    20269   725976 SH       SOLE                   725976
                                                               149     5350 SH       OTHER                    5350
Air Products & Chemicals       COM              009158106    17755   259233 SH       SOLE                   259233
                                                               112     1630 SH       OTHER                    1630
American Home Food Products    COM              026599100       58   325000 SH       SOLE                   325000
Autodesk Inc.                  COM              052769106    22234   662707 SH       SOLE                   662707
                                                               111     3295 SH       OTHER                    3295
Automatic Data Processing Inc. COM              053015103    22617   529064 SH       SOLE                   529064
                                                               136     3185 SH       OTHER                    3185
Bristol-Myers Squibb           COM              110122108     1053    50500 SH       OTHER                   50500
CVS Corp                       COM              126650100    23668   703152 SH       SOLE                   703152
                                                               212     6310 SH       OTHER                    6310
Colgate-Palmolive              COM              194162103    26235   348177 SH       SOLE                   348177
                                                               127     1680 SH       OTHER                    1680
ConocoPhillips                 COM              20825C104    21806   297687 SH       SOLE                   297687
                                                               132     1800 SH       OTHER                    1800
Devon Energy Corp              COM              25179M103    22320   244735 SH       SOLE                   244735
                                                               141     1545 SH       OTHER                    1545
Diageo                         COM              25243Q205    22848   331798 SH       SOLE                   331798
                                                               334     4850 SH       OTHER                    4850
Exxon Mobil Corporation        COM              30231G102    20346   261986 SH       SOLE                   261986
                                                                94     1210 SH       OTHER                    1210
Genentech Inc.                 COM              368710406    33802   381170 SH       SOLE                   381170
                                                               245     2760 SH       OTHER                    2760
General Dynamics               COM              369550108    25128   341322 SH       SOLE                   341322
                                                               220     2995 SH       OTHER                    2995
Hewlett-Packard Co             COM              428236103    25946   561116 SH       SOLE                   561116
                                                               127     2755 SH       OTHER                    2755
IBM Corp                       COM              459200101    25744   220110 SH       SOLE                   220110
                                                               328     2805 SH       OTHER                    2805
L-3 Communications             COM              502424104    20836   211916 SH       SOLE                   211916
                                                               206     2095 SH       OTHER                    2095
Microsoft Corporation          COM              594918104    27596  1033936 SH       SOLE                  1033936
                                                               296    11100 SH       OTHER                   11100
Omnicom Group Inc.             COM              681919106    12538   325152 SH       SOLE                   325152
                                                               120     3115 SH       OTHER                    3115
Oracle Corporation             COM              68389X105    26560  1307737 SH       SOLE                  1307737
                                                               173     8530 SH       OTHER                    8530
PepsiCo Inc.                   COM              713448108    28355   397847 SH       SOLE                   397847
                                                               189     2650 SH       OTHER                    2650
Petrobas                       COM              71654V408      220     5000 SH       SOLE                     5000
Teva Pharmaceutical            COM              881624209    25998   567766 SH       SOLE                   567766
                                                               241     5255 SH       OTHER                    5255
Textron Inc.                   COM              883203101    18655   637134 SH       SOLE                   637134
                                                               292     9960 SH       OTHER                    9960
Thermo Fischer Sciences        COM              883556102    12020   218545 SH       SOLE                   218545
                                                                60     1090 SH       OTHER                    1090
Total SA                       COM              89151E109    26059   429444 SH       SOLE                   429444
                                                               150     2475 SH       OTHER                    2475
WHITING USA TR.I               COM              966389108      452    27500 SH       SOLE                    27500
                                                               328    20000 SH       OTHER                   20000
Walgreen Company               COM              931422109     1765    57000 SH       OTHER                   57000
Windstream Corporation         COM              97381W104      109    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     1293    35000 SH       OTHER                   35000
XTO Energy Inc                 COM              98385X106    12306   264540 SH       SOLE                   264540
                                                                61     1310 SH       OTHER                    1310


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